Income Taxes (Narrative) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 450
Operating Loss Carryforward Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 65
Net operating loss carry-forward expiration dates	Dec. 31, 2017
Operating Loss Carryforward Expiration Period Five [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 71
Net operating loss carry-forward expiration dates	Dec. 31, 2020
Operating Loss Carryforward Expiration Period Four [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 49
Net operating loss carry-forward expiration dates	Dec. 31, 2019
Operating Loss Carryforward Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 170
Net operating loss carry-forward expiration dates	Dec. 31, 2016
Operating Loss Carryforward Expiration Period Three [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 67
Net operating loss carry-forward expiration dates	Dec. 31, 2018
Income Tax Contingency Period Two [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 92
Income Tax Contingency Period One [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	154
Income Tax Contingency Period Four [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	38
Income Tax Contingency Period Five [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	101
Income Tax Contingency Period Three [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 166